Income Tax (Details) - Schedule of Deferred Tax Liabilities and Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Liabilities and Assets [Abstract]
Deferred tax liabilities arising from acquisitions of subsidiaries	$ (8,059,420)	$ (9,171,795)
Deferred tax asset
Net operating loss carryforward	27,344,855	25,506,592
Valuation allowance	(21,852,415)	(16,007,067)	$ (14,570,809)
Net deferred tax asset	5,492,440	9,499,525
Net deferred tax (liabilities) / assets	$ (2,566,980)	$ 327,730